UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   Quarterly Schedule of Portfolio Holdings of
               Registered Management Investment Company Investment

                       Company Act File Number: 811-04692



                       Emerging Markets Growth Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                    11100 Santa Monica Boulevard, 15th Floor
                          Los Angeles, California 90025
                    (Address of principal executive offices)





Registrant's telephone number, including area code:   (800) 421-0180 x96245

                     Date of fiscal year end: June 30, 2005

                  Date of reporting period: September 30, 2004




                                Vincent P. Corti
                           Capital International, Inc.
                    11100 Santa Monica Boulevard, 15th Floor
                          Los Angeles, California 90025
                     (name and address of agent for service)



                                   Copies to:
                                 Robert W. Helm, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401
                          (Counsel for the Registrant)

ITEM 1 - Schedule of  Investments

EMERGING MARKETS GROWTH FUND
Investment portfolio                                                 unaudited
September 30, 2004

                                                                                                             Market        Percent
EQUITY SECURITIES                                                                                             value         of net
(Common and preferred stocks)                                                               Shares            (000)         assets

ARGENTINA  -  0.49%
BI SA (acquired 10/21/93, cost: $4,567,000) (1)  (2)                                     4,952,159           $1,558           0.01%
Grupo Financiero Galicia SA, Class B (2)                                                         5                -              -
Hidroneuquen SA (acquired 11/11/93, cost: $29,239,000) (1)  (2)  (3)                    28,022,311              873           0.01
Nortel Inversora SA, Class B, preferred (ADR) (2)                                        4,486,300           33,019           0.21
Telecom Argentina STET-France Telecom SA, Class B (ADR) (2)                              3,629,346           39,632           0.26
                                                                                                             75,082           0.49

BRAZIL  -  10.44%
ALL - America Latina Logistica, preferred nominative (2)                                 1,107,000           22,992
ALL - America Latina Logistica, preferred nominative (GDR) (2)                             218,900            9,095           0.21
Aracruz Celulose SA, Class B, preferred nominative (ADR)                                    26,500              878           0.01
Banco Itau Holding Financeira SA, preferred nominative                                 505,170,100           56,081
Banco Itau Holding Financeira SA, preferred nominative (ADR)                               230,100           12,771           0.44
Celular CRT SA, ordinary nominative                                                      2,255,641              394
Celular CRT SA, Class A, preferred nominative                                          101,573,000           22,481           0.15
Centrais Eletricas Brasileiras SA - ELETROBRAS, ordinary nominative                    106,300,000            1,685
Centrais Eletricas Brasileiras SA - ELETROBRAS, Class B, preferred nominative          180,400,000            2,681           0.03
Cia. de Bebidas das Americas - AmBev, preferred nominative (ADR)                         8,353,010          187,107           1.21
Cia. Energetica de Minas Gerais - CEMIG, preferred nominative (ADR)                         85,000            1,806           0.01
Cia. Vale do Rio Doce, ordinary nominative                                               1,227,000           27,543
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                         1,192,690           26,800           1.24
Cia. Vale do Rio Doce, Class A, preferred nominative (ADR)                               7,156,056          137,754
EMBRAER - Empresa Brasileira de Aeronautica SA, preferred nominative (ADR)                 117,799            3,110           0.02
GOL Linhas Aereas Inteligentes SA, preferred nominative (ADR) (2)                          981,000           19,914           0.13
Itausa - Investimentos Itau SA, preferred nominative                                   204,608,436          273,288           1.76
LIGHT-Servicos de Eletricidade SA (2)                                                    3,486,000               73              -
Natura Cosmeticos SA                                                                     1,044,000           21,099           0.14
New GP Capital Partners, LP, Class B (acquired 1/28/94, cost:
   $14,730,000) (1)  (2)  (3)                                                               27,000            5,259           0.03
Petroleo Brasileiro SA - Petrobras, ordinary nominative                                    791,310           28,692
Petroleo Brasileiro SA - Petrobras, preferred nominative                                   128,600            4,220           0.78
Petroleo Brasileiro SA - Petrobras, preferred nominative (ADR)                           2,776,536           88,627
Tele Celular Sul Participacoes SA, ordinary nominative                               4,883,892,647            5,635
Tele Celular Sul Participacoes SA, preferred nominative (ADR)                            4,868,853           69,479           0.48
Tele Centro Oeste Celular Participacoes SA, ordinary nominative                         14,962,501               58
Tele Centro Oeste Celular Participacoes SA, preferred nominative                     5,061,882,434           17,133           0.60
Tele Centro Oeste Celular Participacoes SA, preferred nominative (ADR)                   7,438,638           75,874
Telecomunicacoes Brasileiras SA, preferred nominative (ADR)                                694,000           19,085           0.12
Telecomunicacoes de Sao Paulo SA, ordinary nominative                                   94,300,000            1,335
Telecomunicacoes de Sao Paulo SA, preferred nominative                                 716,215,000           12,521           0.09
Tele Leste Celular Participacoes SA, ordinary nominative (2)                         3,858,906,532            1,052
Tele Leste Celular Participacoes SA, preferred nominative (ADR) (2)                        705,223           10,790           0.08
Telemar Norte Leste SA, Class A, preferred nominative                                    3,274,868           57,825           0.37
Telemig Celular Participacoes SA, ordinary nominative                                3,644,145,317           10,767
Telemig Celular Participacoes SA, preferred nominative (ADR)                             1,015,658           28,926           0.26
Telemig Celular SA, Class G, preferred nominative                                           38,529            6,330           0.04
Tele Nordeste Celular Participacoes SA, ordinary nominative                          3,771,215,288            3,956           0.03
Tele Norte Celular Participacoes SA, ordinary nominative (2)  (3)                    9,214,930,561            2,191
Tele Norte Celular Participacoes SA, preferred nominative (ADR) (3)                        453,978            4,331           0.04
Tele Norte Leste Participacoes SA, ordinary nominative                                     232,218            2,879
Tele Norte Leste Participacoes SA, preferred nominative                                    741,314            9,759
Tele Norte Leste Participacoes SA, preferred nominative (ADR)                               20,400              270           0.08
Telesp Celular Participacoes SA, preferred nominative (ADR) (2)                         13,168,810           81,383           0.53
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR)                                     8,231,354          199,446           1.29
Usinas Siderurgicas de Minas Gerais SA, Class A, preferred nominative                    2,679,298           41,501           0.27
                                                                                                          1,616,876          10.44

CANADA  -  0.64%
Crew Gold Corp. (2)                                                                      2,455,000            2,279           0.01
Ivanhoe Mines Ltd. (2)  (3)                                                             17,189,000           96,843           0.63
                                                                                                             99,122           0.64

CHILE  -  1.59%
Banco Santander - Chile  (ADR)                                                           1,484,865           41,487           0.27
Cia. de Telecomunicaciones de Chile SA (ADR)                                             5,043,485           55,932           0.36
Comercial Siglo XXI SA                                                                   9,347,570           16,550           0.11
Embotelladora Andina SA, Class A, preferred nominative (ADR) (3)                         3,610,050           45,487
Embotelladora Andina SA, Class B, preferred nominative (ADR) (3)                         2,818,973           33,828           0.51
Enersis SA (2)                                                                          36,328,700            5,223
Enersis SA (ADR) (2)                                                                     6,519,200           47,199           0.34
                                                                                                            245,706           1.59

CHINA  -  3.52%
Anhui Conch Cement Co. Ltd. (Hong Kong) (3)                                             40,197,000           57,489           0.37
BYD Co. Ltd. (Hong Kong) (3)                                                            13,299,000           40,428           0.26
China Life Insurance Co. Ltd. (Hong Kong) (2)                                          110,876,500           71,109
China Life Insurance Co. Ltd. (ADR) (2)                                                  1,519,400           38,775           0.71
China Mengniu Dairy Co. (Hong Kong) (2)                                                 21,559,000           16,730           0.11
China Merchants Holdings (International) Co. Ltd.  (Hong Kong)                          11,466,014           17,281           0.11
China Mobile (Hong Kong) Ltd.                                                            4,545,300           13,817           0.09
China Oilfield Services Ltd. (Hong Kong)                                                27,123,000            8,002           0.05
China Petroleum & Chemical Corp. (Hong Kong)                                            30,088,000           12,253           0.08
China Shipping Development Co. Ltd. (Hong Kong)                                         10,046,000            8,569           0.06
China Telecom Corp. Ltd. (Hong Kong)                                                    71,515,800           23,162           0.15
Huaneng Power International, Inc. (Hong Kong)                                           22,032,400           17,804           0.11
Lianhua Supermarket Holdings Co. Ltd. (Hong Kong)                                       11,034,000           13,092           0.08
NetEase.com, Inc. (ADR) (2)                                                                469,100           17,793           0.11
PetroChina Co. Ltd. (Hong Kong)                                                         56,476,100           30,244           0.20
PICC Property and Casualty Co. Ltd. (Hong Kong) (2)                                     70,689,600           24,935           0.16
Semiconductor Manufacturing International Corp. (Hong Kong) (2)                        109,819,000           21,834
Semiconductor Manufacturing International Corp. (ADR) (2)                                  642,800            6,351           0.18
Tong Ren Tang Technologies Co. Ltd. (Hong Kong) (3)                                      5,529,900           12,058           0.08
Tsingtao Brewery Co. Ltd. (Hong Kong)                                                   27,397,100           27,410           0.18
UBS AG Call Warrants on Beijing Yanjing Brewery Co. Ltd., A Shares, expire
   June 14, 2005 (acquired 6/15/04, cost: $18,187,000) (1)  (2)                         12,747,791           19,607           0.13
Weiqiao Textile Co. Ltd. (Hong Kong) (2)                                                10,835,000           17,581           0.11
Wumart Stores, Inc. (Hong Kong) (2)  (3)                                                 6,735,000           13,303           0.09
Yanzhou Coal Mining Co. Ltd. (Hong Kong)                                                 9,925,000           12,858           0.08
Zhejiang Expressway Co. Ltd. (Hong Kong)                                                 4,486,000            2,935           0.02
                                                                                                            545,420           3.52

COLOMBIA  -  0.27%
Bancolombia SA (ADR)                                                                     1,621,270           13,132           0.09
Cia. de Cemento Argos, SA                                                                4,010,764           28,609           0.18
                                                                                                             41,741           0.27

CROATIA  -  0.24%
PLIVA DD (GDR)                                                                           2,463,687           36,955           0.24

CZECH REPUBLIC  -  0.81%
cESKY TELECOM, AS                                                                        7,315,140           97,218           0.63
Komercni Finance BV                                                                        252,000           28,109           0.18
                                                                                                            125,327           0.81

EGYPT  -  0.40%
Egyptian Company for Mobile Services S.A.E.                                              3,253,410           57,536           0.37
Orascom Telecom Holding (GDR)(2)                                                           303,800            4,466           0.03
                                                                                                             62,002           0.40

HONG KONG  -  1.16%
China.com Corp., Class A (2)                                                             2,963,600           14,759           0.10
Clear Media Ltd. (2)                                                                    22,774,000           21,178           0.14
Hopewell Holdings Ltd.                                                                  30,770,000           64,135           0.41
Shangri-La Asia Ltd.                                                                    25,626,000           27,611           0.18
SINA Corp. (2)                                                                           1,359,900           34,664           0.22
Texwinca Holdings Ltd.                                                                  19,148,700           16,211           0.11
                                                                                                            178,558           1.16

HUNGARY  -  1.48%
Gedeon Richter Ltd.                                                                          5,300              637              -
Magyar Tavkozlesi Rt.                                                                    9,069,918           37,839
Magyar Tavkozlesi Rt. (ADR)                                                              1,054,000           21,544           0.38
MOL Magyar Olaj- es Gazipari Rt., Class A                                                  448,802           21,969           0.14
National Savings and Commercial Bank Ltd.                                                6,590,190          147,762           0.96
                                                                                                            229,751           1.48

INDIA  -  10.17%
Bharat Electronics Ltd.                                                                  1,414,966           16,679           0.11
Bharat Heavy Electricals Ltd.                                                            7,780,445           97,357           0.63
Bharat Petroleum Corp. Ltd.                                                              1,529,600           11,712           0.08
Bharti Tele-Ventures Ltd. (2)                                                           39,069,420          124,582           0.80
Cummins India Ltd. (3)                                                                  10,446,937           28,531           0.18
Dr. Reddy's Laboratories Ltd.                                                              222,333            3,572           0.02
Grasim Industries Ltd.                                                                          39                1              -
HDFC Bank Ltd.                                                                           4,500,452           39,433           0.25
Hindustan Lever Ltd.                                                                    16,931,594           46,278           0.30
Hindustan Petroleum Corp. Ltd.                                                             817,723            5,638           0.04
Housing Development Finance Corp. Ltd. (3)                                              12,921,176          172,329           1.11
I.T.C. Ltd.                                                                                906,531           22,469           0.14
ICICI Bank Ltd.                                                                          6,738,740           42,044
ICICI Bank Ltd. (ADR)                                                                    4,679,875           64,582           0.69
Indian Petrochemicals Corp. Ltd.                                                         5,575,188           25,166           0.16
Infosys Technologies Ltd.                                                                9,750,271          360,322           2.33
Larsen & Toubro Ltd.                                                                       802,045           14,961           0.10
Maruti Udyog Ltd.                                                                        3,367,800           26,004           0.17
Oil & Natural Gas Corp. Ltd.                                                             2,258,206           36,880           0.24
Ranbaxy Laboratories Ltd.                                                                5,667,862          134,884           0.87
Reliance Energy Ltd.                                                                       752,400           10,357
Reliance Energy Ltd. (acquired 3/4/04, cost: $42,028,000) (1)                            2,972,200           38,867           0.58
Reliance Energy Ltd. (GDR)                                                                 991,300           40,346
Reliance Industries Ltd.                                                                11,924,105          134,601           0.87
SET India Ltd. (acquired 5/15/00, cost: $34,131,000) (1)  (2)                              106,250            3,301           0.02
SET Satellite (Singapore) Pte. Ltd. (acquired 5/15/00, cost: $73,162,000)
   (1)  (2)                                                                              2,847,112            7,043           0.05
State Bank of India                                                                        915,728            9,343           0.06
Sun Pharmaceutical Industries Ltd.                                                       2,960,000           27,594           0.18
UltraTech CemCo Ltd.                                                                       166,458              965           0.01
Wipro Ltd.                                                                               1,264,651           16,450           0.11
Zee Telefilms Ltd.                                                                       3,453,207           11,440           0.07
                                                                                                          1,573,731          10.17

INDONESIA  -  2.98%
PT Astra International Tbk                                                              70,368,384           52,692           0.34
PT Bank Rakyat Indonesia                                                               135,605,500           30,388           0.20
PT Gudang Garam                                                                         13,189,500           18,743           0.12
PT Hanjaya Mandala Sampoerna Tbk                                                       131,883,300           87,941           0.57
Perusahaan Perseroan (Persero) PT Indonesian Satellite Corp. Tbk                         7,000,500            3,233           0.02
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B                574,352,702          260,555           1.68
PT Ramayana Lestari Sentosa Tbk                                                         17,317,500            8,045           0.05
                                                                                                            461,597           2.98

ISRAEL  -  1.17%
"Bezeq" The Israel Telecommunication Corp. Ltd. (2)                                     41,352,700           38,931           0.25
Check Point Software Technologies Ltd. (2)                                               1,895,800           32,172           0.21
Orbotech Ltd. (2)                                                                          963,025           16,843           0.11
Partner Communications Co. Ltd. (ADR) (2)                                                1,006,100            6,892           0.04
Teva Pharmaceutical Industries Ltd. (ADR)                                                3,345,800           86,824           0.56
                                                                                                            181,662           1.17

KAZAKHSTAN  -  0.02%
OJSC Kazkommertsbank (ADR) (acquired 9/10/97, cost: $1,466,000) (1)  (2)                    72,877            2,536           0.02

MALAYSIA  -  5.56%
AMMB Holdings Bhd.                                                                      20,939,700           18,185           0.12
Astro All Asia Networks PLC (2)                                                         47,119,600           60,512           0.39
British American Tobacco (Malaysia) Bhd.                                                   314,300            3,825           0.02
CIMB Bhd.                                                                                2,042,000            2,655           0.02
Commerce Asset-Holding Bhd.                                                             33,106,200           39,205           0.25
EON Capital Bhd                                                                         11,273,000           16,316           0.11
Genting Bhd.                                                                             9,158,000           40,729           0.26
Hong Leong Bank Bhd.                                                                    24,190,000           32,784           0.21
IJM Corp. Bhd.                                                                          16,512,714           19,989           0.13
IOI Corp. Bhd.                                                                          11,920,900           29,332           0.19
Malakoff Bhd.                                                                            9,168,900           15,201           0.10
Malayan Banking Bhd.                                                                    46,998,250          136,048           0.88
Malaysian Pacific Industries Bhd.                                                          473,800            1,633           0.01
Maxis Communications Bhd.                                                               61,713,300          138,043           0.89
MK Land Holdings Bhd.                                                                   25,241,000           13,218           0.09
Public Bank Bhd.                                                                        32,516,800           60,755           0.39
Resorts World Bhd.                                                                       9,180,300           24,159           0.16
Road Builder (M) Holdings Bhd.                                                          23,013,000           14,232           0.09
S P Setia Berhad Group (3)                                                              34,837,100           33,920           0.22
Tanjong PLC                                                                              8,681,100           27,871           0.18
Telekom Malaysia Bhd.                                                                   22,490,900           66,289           0.43
Tenaga Nasional Bhd.                                                                     6,950,800           20,121           0.13
Transmile Group Bhd.                                                                     6,041,200           11,526           0.07
UMW Holdings Bhd. (3)                                                                   24,408,796           33,402           0.22
                                                                                                            859,950           5.56

MEXICO  -  8.97%
America Movil SA de CV, Series A                                                        16,275,000           31,792
America Movil SA de CV, Series L                                                        21,921,840           42,823           3.19
America Movil SA de CV, Series L (ADR)                                                  10,737,400          419,081
Cemex, SA de CV, ordinary participation certificates, units                              2,319,659           13,064
Cemex, SA de CV, ordinary participation certificates, units (ADR)                          609,595           17,154           0.20
Coca-Cola FEMSA, SA de CV, Series L (ADR)                                                  752,700           14,663           0.09
Consorcio International Hospital, SA de CV, convertible preferred, units
   (acquired 9/25/97, cost: $4,827,000) (1)  (2)                                            23,970                -              -
Controladora Comercial Mexicana, SA de CV, units                                        30,217,500           34,094           0.22
Fomento Economico Mexicano, SA de CV (ADR)                                               4,255,780          188,020           1.21
Grupo IMSA, SA de CV, Series UBC, units                                                  5,867,900           14,696           0.10
Grupo Industrial Bimbo, SA de CV, Series A                                               3,039,875            6,670           0.04
Grupo Industrial Saltillo, SA de CV                                                      2,827,600            4,671           0.03
Grupo Modelo, SA de CV, Series C                                                         4,692,000           11,408           0.07
Grupo Televisa, SA, ordinary participation certificates (ADR)                            3,174,032          167,367           1.08
Kimberly-Clark de Mexico, SA de CV, Class A, ordinary participation certificate         37,823,300          111,010           0.72
Organizacion Soriana, SA de CV, Series B                                                 6,095,200           19,769           0.13
Urbi Desarrollos Urbanos, SA de CV (2)                                                   5,165,495           18,928           0.12
Wal-Mart de Mexico, SA de CV, Series V                                                  75,452,130          256,325
Wal-Mart de Mexico, SA de CV, Series V (ADR)                                               502,232           16,950           1.77
                                                                                                          1,388,485           8.97

MOROCCO  -  0.05%
Holcim (Maroc) SA, Class A                                                                  46,585            6,386           0.04
Societe des Brasseries du Maroc                                                             12,332            2,055           0.01
                                                                                                              8,441           0.05

PERU  -  0.11%
Credicorp Ltd.                                                                           1,225,162           17,201           0.11

PHILIPPINES  -  0.33%
ABS-CBN Holdings Corp. (Philippine Deposit Receipts)                                    17,122,700            6,478           0.04
Ayala Corp.                                                                            114,253,700           13,221           0.09
Ayala Land, Inc.                                                                        82,485,230            9,545           0.06
Bayan Telecommunications Holdings Corp., Class A (acquired 2/12/98, cost:
    $1,850,000) (1)  (2)                                                                   724,790                -              -
Bayan Telecommunications Holdings Corp., Class B (acquired 2/12/98, cost:
    $616,000) (1)  (2)                                                                     241,431                -              -
GLOBE TELECOM, Inc.                                                                        678,048           13,158           0.09
International Container Terminal Services, Inc. (2)                                     19,533,588            1,739           0.01
Philippine Long Distance Telephone Co. (ADR) (2)                                            24,986              626              -
SM Prime Holdings, Inc.                                                                 55,082,000            6,178           0.04
                                                                                                             50,945           0.33

POLAND  -  0.60%
Bank Przemyslowo-Handlowy SA                                                               236,299           30,010
Bank Przemyslowo-Handlowy SA (GDR)                                                             420               26           0.19
Bank Zachodni WBK SA                                                                       208,864            4,919           0.03
Telekomunikacja Polska SA                                                               13,456,054           58,241           0.38
                                                                                                             93,196           0.60


RUSSIAN FEDERATION  -  5.51%
Baring Vostok Private Equity Fund (acquired 12/15/00, cost: $12,830,000)
   (1)  (2)  (3)  (4)                                                                   13,087,057           16,184           0.10
JSC MMC "Norilsk Nickel" (ADR)                                                           3,451,070          219,143           1.42
LUKoil Holding (ADR)                                                                     2,618,459          326,653           2.11
New Century Capital Partners, LP (acquired 12/7/95, cost: $5,484,000) (1)  (2)           5,247,900            2,424           0.02
OAO Gazprom (ADR)                                                                        1,924,604           68,901
OAO Gazprom (ADR) (acquired 10/21/96, cost: $5,646,000) (1)                                363,900           13,028           0.53
OAO Moscow City Telephone Network                                                        3,007,500           35,940           0.23
Sberbank (Savings Bank of the Russian Federation)                                           42,052           17,494           0.11
Vimpel-Communications (ADR) (2)                                                             37,500            4,080           0.03
YUKOS Oil Co. (ADR)                                                                      9,266,322          149,188           0.96
                                                                                                            853,035           5.51

SINGAPORE  -  0.07%
Noble Group Ltd.                                                                        16,432,000           11,324           0.07

SOUTH AFRICA  -  9.05%
Anglo American Platinum Corp. Ltd.                                                       1,816,072           76,846
Anglo American Platinum Corp. Ltd. 6.38% convertible preferred May 31, 2009 (2)            212,268            4,237           0.52
Anglo American PLC                                                                      18,011,913          431,576           2.79
AVI Ltd.                                                                                 2,990,800            9,701           0.06
Barloworld Ltd.                                                                          2,885,300           35,011           0.23
Gold Fields Ltd.                                                                         5,673,309           77,226
Gold Fields Ltd. (ADR)                                                                   2,184,200           29,814           0.69
Harmony Gold Mining Co. Ltd.                                                             5,624,300           77,084
Harmony Gold Mining Co. Ltd. (ADR)                                                       2,069,700           28,189           0.68
Impala Platinum Holdings Ltd.                                                              793,305           64,051           0.41
Mvelaphanda Resources Ltd. (2)  (3)                                                     11,141,377           32,585           0.21
Nasionale Pers Beperk, Class N                                                           1,426,200           11,362           0.07
Nedcor Ltd.                                                                              4,916,244           45,506           0.29
Sappi Ltd.                                                                               2,502,045           35,615           0.23
Sasol Ltd.                                                                              15,826,293          296,677           1.92
South Africa Capital Growth Fund, LP, Class A (acquired 8/25/95, cost:
   $893,000) (1)                                                                             2,180              252
South Africa Capital Growth Fund, LP, Class D (acquired 8/25/95, cost:
   $5,387,000) (1)                                                                          13,650            1,579           0.01
South African Private Equity Fund III, LP (acquired 9/23/98, cost:
   $25,774,000) (1)  (2)  (3)  (4)                                                          29,008           22,418           0.15
South African Private Equity Fund III, Ltd. (acquired 10/6/00, cost:
   $1,084,000) (1)  (2)                                                                      1,325              366              -
Standard Bank Group Ltd.                                                                 8,697,414           68,883           0.45
Tiger Brands Ltd.                                                                        3,415,000           52,069           0.34
                                                                                                          1,401,047           9.05

SOUTH KOREA  -  17.98%
Baiksan OPC Co., Ltd.                                                                      560,100            3,747           0.02
Cheil Communications Inc.                                                                  142,870           18,433           0.12
CJ Home Shopping Co., Ltd.                                                                  90,009            2,913           0.02
Daewoo Heavy Industries & Machinery Co., Ltd. (2)                                        3,541,130           28,181           0.18
Daewoo Shipbuilding & Marine Engineering Co., Ltd.                                       1,883,910           27,416
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (GDR)                                   669,300           19,075           0.30
ENTERPRISEnetworks Inc. (acquired 5/18/00, cost: $21,675,000) (1)  (2)                     321,716                -              -
Hanaro Telecom, Inc. (ADR) (2)                                                           2,021,671            5,782           0.04
Hankook Tire Co., Ltd.                                                                   5,707,840           51,326           0.33
Hyundai Development Co.                                                                  1,676,374           18,278           0.12
Hyundai Marine & Fire Insurance Co., Ltd.                                                1,634,250            4,969           0.03
Hyundai Motor Co.                                                                        3,458,374          159,548
Hyundai Motor Co., nonvoting preferred                                                     500,730           12,007           1.11
INI Steel Co. (GDS)                                                                      2,152,500           23,938           0.15
Kook Soon Dang Brewery Co., Ltd.                                                           881,800           10,343           0.07
Kookmin Bank (2)                                                                         8,998,175          284,955
Kookmin Bank (ADR) (2)                                                                   1,558,984           49,638           2.16
Korea Electric Power Corp.                                                               6,873,240          129,881           0.84
Korea Gas Corp.                                                                          1,387,690           40,509           0.26
KT Corp.                                                                                   887,400           28,719
KT Corp. (ADR)                                                                             330,400            5,970           0.22
KT&G Corp.                                                                               2,155,150           57,015           0.37
LG Cable Ltd. (3)                                                                        1,629,160           24,912           0.16
LG Electronics Inc.                                                                        397,030           22,835           0.15
LG Engineering & Construction Co., Ltd.                                                  2,084,060           38,024           0.25
LG.Philips LCD Co., Ltd. (ADR) (2)                                                       4,975,200           75,374           0.49
Nong Shim Co., Ltd.                                                                        229,010           48,946           0.32
Pulmuone Co., Ltd.                                                                         227,550            9,578           0.06
Samsung Electronics Co., Ltd.                                                            1,615,479          642,823
Samsung Electronics Co., Ltd. (GDS)                                                      1,841,554          364,628           6.51
Samsung Fire & Marine Insurance Co., Ltd.                                                1,947,911          112,204           0.72
Samsung SDI Co., Ltd.                                                                      835,236           82,363
Samsung SDI Co., Ltd. (GDR)                                                                123,200            3,031           0.55
Samsung Securities Co., Ltd.                                                               774,200           13,150           0.09
Shinhan Financial Group Co., Ltd.                                                       12,331,430          213,202
Shinhan Financial Group Co., Ltd. (ADR)                                                    190,950            6,607           1.42
SK Telecom Co., Ltd.                                                                       355,852           54,259
SK Telecom Co., Ltd. (ADR)                                                               1,110,112           21,592           0.49
Woori Finance Holdings Co., Ltd.                                                         9,399,940           66,968           0.43
                                                                                                          2,783,139          17.98

TAIWAN  -  9.68%
Advanced Semiconductor Engineering, Inc. (2)                                           191,119,964          127,151           0.82
Asia Corporate Partners Fund, Class B (acquired 3/12/96, cost: $6,201,000) (1)              39,360            4,775           0.03
ASUSTeK Computer Inc.                                                                   34,607,237           75,898           0.49
Benq Corp.                                                                              16,225,000           16,812           0.11
Cathay Financial Holding Co., Ltd.                                                      27,331,000           51,492           0.33
Chinatrust Financial Holding Co., Ltd.                                                  89,391,168           96,312           0.62
Delta Electronics, Inc.                                                                 26,714,787           37,355           0.24
Fubon Financial Holding Co., Ltd.                                                      171,654,000          157,657           1.02
High Tech Computer Corp.                                                                 5,601,888           21,355           0.14
Hon Hai Precision Industry Co., Ltd.                                                    54,859,994          188,950
Hon Hai Precision Industry Co., Ltd. (GDR)                                               2,487,322           18,157           1.34
Mediatek Incorporation                                                                  24,496,673          164,417           1.06
Mega Financial Holding Co., Ltd.                                                        60,732,000           38,259           0.25
President Chain Store Corp.                                                             40,548,517           59,563           0.38
Quanta Computer Inc.                                                                    65,321,899          112,491
Quanta Computer Inc. (GDR)                                                               1,046,233            9,050           0.79
Seres Capital (Cayman) (acquired 3/12/96, cost: $12,000) (1)  (3)                                2               27              -
Seres Capital (Cayman), nonvoting (acquired 3/12/96, cost: $63,000) (1)  (3)                     8              134              -
Siliconware Precision Industries Co., Ltd.                                              42,475,000           29,134           0.19
SinoPac Holdings                                                                        14,668,435            7,686           0.05
Sunplus Technology Co., Ltd.                                                               410,000              583              -
Taiwan Hon Chuan Enterprise Co., Ltd.                                                    5,794,150            5,049           0.03
Taiwan Semiconductor Manufacturing Co., Ltd.                                           145,049,533          184,888
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                       2,194,100           15,666           1.30
Test-Rite International Co., Ltd.                                                       14,736,642            8,416           0.05
Tong Yang Industry Co., Ltd. (3)                                                        21,933,243           33,252           0.22
Vanguard International Semiconductor Corp. (2)                                          21,576,841           12,747           0.08
VIA Technologies, Inc.                                                                  37,120,150           21,636           0.14
                                                                                                          1,498,912           9.68

THAILAND  -  0.59%
Advanced Info Service PCL                                                                6,988,000           16,891           0.11
BEC World PCL                                                                           23,000,000           10,007           0.07
Electricity Generating PCL                                                               6,108,747           10,189
Electricity Generating PCL, nonvoting depositary receipts                                9,262,600           14,889           0.16
Siam Cement PCL                                                                          1,185,400            7,622
Siam Cement PCL, nonvoting depositary receipts                                           2,666,290           15,339           0.15
Siam City Cement PCL                                                                     3,096,924           15,870           0.10
                                                                                                             90,807           0.59

TURKEY  -  1.84%
Akbank Turk AS                                                                      13,493,726,750           61,090           0.39
Aktas Elektrik Ticaret AS (2)                                                            4,273,718                -              -
Anadolu Efes Biracilik ve Malt Sanayii AS                                            4,002,007,166           61,282           0.40
Migros Turk TAS                                                                      4,921,867,995           27,362           0.18
Tansas Perakende Magazacilik Ticaret AS (2)                                          4,943,905,900            5,069           0.03
TUPRAS-Turkiye Petrol Rafinerileri AS                                                1,107,909,400            9,073           0.06
Turkiye Garanti Bankasi AS (2)                                                       4,619,370,494           15,531           0.10
Turkiye Is Bankasi AS, Class C                                                      25,898,602,742           94,835           0.61
Yapi ve Kredi Bankasi AS (2)                                                         4,122,200,220           10,841           0.07
                                                                                                            285,083           1.84

UKRAINE  -  0.03%
JKX Oil & Gas PLC                                                                        2,334,015            4,920           0.03

UNITED KINGDOM  -  0.11%
Antofagasta PLC                                                                            480,682            9,849           0.06
Marakand Minerals Ltd. (2)                                                                 674,304              332              -
Oxus Gold PLC (2)                                                                        7,720,000            6,783           0.05
                                                                                                             16,964           0.11

UNITED STATES OF AMERICA  -  0.09%
AsiaInfo Holdings, Inc. (2)                                                                936,540            4,570           0.03
Sohu.com Inc. (2)                                                                          597,400            9,935           0.06
                                                                                                             14,505           0.09

VENEZUELA  -  0.32%
Cia. Anonima Nacional Telefonos de Venezuela (CANTV), Class D (ADR)                      2,174,589           48,994           0.32

VIETNAM  -  0.07%
Vietnam Enterprise Investments Ltd., Redeemable (acquired 9/20/01, cost:
   $8,432,000) (1)  (2)  (3)                                                             7,888,071           10,097           0.07

MULTINATIONAL  -  0.33%
Capital International Global Emerging Markets Private Equity Fund, LP (acquired
   6/30/99, cost: $33,481,000) (1)  (3)  (4)                                                56,000           31,383           0.20
New Asia East Investment Fund Ltd., Class A (acquired 5/23/96, cost: $733,000)
   (1)  (3)                                                                                279,240              430
New Asia East Investment Fund Ltd., Class B (acquired 5/23/96, cost:
   $10,008,000) (1)  (3)                                                                 3,810,369            5,868           0.04
New Europe East Investment Fund Ltd., Class B (acquired 6/4/93, cost:
   $9,038,000) (1)  (3)                                                                        436            8,190           0.05
Pan Asia Special Opportunities Fund (Cayman) (acquired 10/18/00, cost:
   $5,914,000) (1)  (2)  (3)  (4)                                                          600,000            5,202           0.04
                                                                                                             51,073           0.33

MISCELLANEOUS  -  0.44%
Equity securities in initial period of acquisition                                                           68,402           0.44


TOTAL EQUITY SECURITIES  (cost: $9,846,335,000)                                                          15,032,586          97.11



                                                                                          Units or           Market        Percent
BONDS AND NOTES                                                                          principal            value         of net
                                                                                      amount (000)            (000)         assets

ARGENTINA  -  0.22%
Multicanal SA:
9.25% February 1, 2002 (5)                                                                  $2,609           $1,004
10.50% February 1, 2007 (6)                                                                  1,244              479
10.50% April 15, 2018 (6)                                                                    2,289              881
13.125% April 15, 2009 (6)                                                                   1,122              432           0.02%
Republic of Argentina:
1.98% August 3, 2012 (7)                                                                     1,424            1,051
9.75% September 19, 2027 (6)                                                                 4,830            1,437
15.50% December 19, 2008 (6)                                                                 2,000              610           0.02
Telecom Argentina STET- France Telecom SA:
0% July 7, 2003 Agent - Bank of Tokyo-Mitsubishi Trust Company/Loan
   Participation Agreements (participation - Credit Suisse First Boston
   International) (5) (8)                                                                   12,100           10,890
0% August 18, 2003 Agent - Bayerische Landesbank Girozentrale/Loan
   Participation Agreements (participation - Credit Suisse First Boston
   International) (5) (8)                                                              JPY 440,908            3,610
0% September 25, 2003 Agent - Bank of America, N.A./Loan Participation
   Agreements (participation - Credit Suisse First Boston International)
   (5) (8)                                                                                  $3,965            3,568
0% October 7, 2003 Agent - Bank of America, N.A./Loan Participation Agreements
   (participation - Credit Suisse First Boston International) (5) (8)                        3,965            3,568
Series K, 7.25% July 1, 2002 (5)                                                        EUR  3,205            3,684
Series 1, 8.375% April 8, 2004 (5)                                                           1,145            1,316
Series 2, 9.50% July 2, 2004 (5)                                                             1,480            1,701           0.18
                                                                                                             34,231           0.22

BRAZIL  -  0.08%
Federal Republic of Brazil:
10.25% June 17, 2013                                                                          $370              411
11.00% August 17, 2040                                                                       3,785            4,248
Capitalization Payment-in-Kind Bond, 8.00% April 15, 2014                                      334              331
Debt Conversion Bond, Series L, 2.125% April 15, 2012 (7)                                    5,929            5,529
MYDFA Trust 2.873% September 15, 2007 (acquired 10/2/96, cost: $1,061,000)
   (1) (7)                                                                                   1,110            1,080
New Money Bond, Series L, 2.125% April 15, 2009 (7)                                            544              534           0.08
                                                                                                             12,133           0.08

BULGARIA  -  0.01%
Republic of Bulgaria 7.50% January 15, 2013                                               EUR  750            1,113           0.01

COLOMBIA  -  0.19%
Republic of Colombia:
10.00% January 23, 2012                                                                     $5,140            5,721
10.375% January 28, 2033                                                                     8,255            8,998
10.75% January 15, 2013                                                                      3,335            3,839
11.375% January 31, 2008                                                                EUR  5,975            8,587
11.75% February 25, 2020                                                                    $1,340            1,645           0.19
                                                                                                             28,790           0.19

DOMINICAN REPUBLIC  -  0.03%
Dominican Republic:
2.438% August 30, 2024 (7)                                                                     500              373
9.04% January 23, 2013 (acquired 1/16/03, cost: $2,400,000) (1)                              2,400            1,872
9.50% September 27, 2006                                                                       820              705
9.50% September 27, 2006 (acquired 9/20/01, cost: $2,307,000) (1)                            2,305            1,982           0.03
                                                                                                              4,932           0.03

ECUADOR  -  0.01%
Republic of Ecuador 8.00% August 15, 2030 (7)                                                2,320            1,888           0.01

INDIA  -  0.02%
Hindustan Lever Ltd. 9.00% January 1, 2005                                                  23,754 units      3,158           0.02

MEXICO  -  0.18%
Innova, S de RL 12.875% Senior Notes due April 1, 2007                                        $235              240              -
United Mexican States Government:
5.375% June 10, 2013                                                                    EUR  1,125            1,427
7.375% March 13, 2008                                                                        1,650            2,293
7.50% March 8, 2010                                                                          7,360           10,500
7.625% October 1, 2004                                                                       7,262            9,024
8.00% December 19, 2013                                                                   MXN  328            2,537
8.00% December 7, 2023                                                                         142              986           0.18
                                                                                                             27,007           0.18

NIGERIA  -  0.00%
Central Bank of Nigeria, warrants, 0% November 15, 2020                                      1,000 units          -              -

PANAMA - 0.03%
Republic of Panama:
9.375% January 16, 2023                                                                     $3,994            4,373
9.375% April 1, 2029                                                                           645              726           0.03
                                                                                                              5,099           0.03

PERU - 0.02%
Republic of Peru:
9.125% February 21, 2012                                                                       934            1,051
9.875% February 6, 2015                                                                      2,035            2,350           0.02
                                                                                                              3,401           0.02

PHILIPPINES - 0.04%
Republic of Philippines 10.625% March 16, 2025                                               6,176            6,624           0.04

RUSSIAN FEDERATION - 0.10%
Gaz Capital SA 8.625% April 28, 2034 (acquired 4/23/04, cost: $1,100,000) (1)                1,100            1,174           0.01
Russian Federation:
5.00% March 31, 2030 (7)                                                                     2,500            2,419
5.00% March 31, 2030 (acquired 8/25/00, cost: $3,448,000) (1) (7)                            7,540            7,295
8.25% March 31, 2010                                                                         1,500            1,635
8.25% March 31, 2010 (acquired 8/25/00, cost: $1,898,000) (1)                                2,396            2,611           0.09
15,134 0.10

TURKEY - 0.05%
Republic of Turkey 7.75% April 14, 2005                                                 EUR  6,535            8,325           0.05

UKRAINE - 0.02%
Ukraine Government 7.65% June 11, 2013 (acquired 6/6/03, cost: $2,997,000) (1)              $2,965            2,980           0.02

VENEZUELA - 0.16%
Petrozuata Finance, Inc., Series B, 8.22% April 1, 2017 (acquired 4/12/02, cost
   $1,178,000) (1)                                                                           1,520            1,505           0.01
Republic of Venezuela:
9.25% September 15, 2027                                                                    19,495           19,261
10.75% September 19, 2013                                                                    2,985            3,361           0.15
                                                                                                             24,127           0.16


TOTAL BONDS AND NOTES  (cost: $147,679,000)                                                                 178,942           1.16



                                                                                          Units or           Market        Percent
SHORT-TERM SECURITIES                                                                    principal            value         of net
                                                                                      amount (000)            (000)         assets

U.S. GOVERNMENT SHORT-TERM OBLIGATIONS  -  0.88%
U.S. Treasury Bill 1.54%-1.62% due 10/7-10/15/04                                          $137,000         $136,931           0.88%

CORPORATE SHORT-TERM NOTES  -  0.48%
Sheffield Receivables Corp. 1.74% due 10/1/04                                                8,650            8,649           0.06
UBS Finance Delaware LLC 1.88% due 10/1/04                                                  65,400           65,397           0.42
                                                                                                             74,046           0.48

NON-U.S. CURRENCY  -  0.12%
Taiwan New Dollar                                                                     TWD  611,232           17,993           0.12

NON-U.S. GOVERNMENT SHORT-TERM OBLIGATIONS  -  0.03%
Turkish Government Treasury Bill 0% due 12/15/04-1/26/05 (9)                      TRL8,375,000,000            5,360           0.03


TOTAL SHORT-TERM SECURITIES  (cost: $234,755,000)                                                           234,330           1.51


TOTAL INVESTMENT SECURITIES  (cost: $10,228,769,000)                                                     15,445,858          99.78

Net unrealized depreciation on foreign currency contracts (10)                                               (9,478)         (0.06)

Excess of cash and receivables over payables                                                                 43,752           0.28

NET ASSETS                                                                                              $15,480,132         100.00%

(1) Purchased in a private placement transaction (not including purchases of securities that were publicly offered in the primary local market but were not registered under U.S. securities laws); resale to the public may require registration in the country where the primary market is located, and no right to demand registration exists. As of September 30, 2004, the total market value and cost of such securities were $221,900,000 and $393,847,000, respectively, and the market value represented 1.43% of net assets.
(2) Non-income-producing securities.
(3) This issuer represents investment in an affiliate as defined in the Investment Company Act of 1940. This definition includes, but is not limited to, issuers in which the fund owns more than 5% of the outstanding voting securities. New Asia East Investment Fund Ltd., New Europe East Investment Fund Ltd., and Capital International Global Emerging Markets Private Equity Fund, LP are also considered affiliates since these issuers have the same investment adviser as the fund.
(4) Includes an unfunded capital commitment representing a binding commitment made by the fund which may be paid in the future.
(5) Security is currently in default pending restructuring; no principal or interest payments received on the scheduled dates.
(6) Security is currently in default; no interest payments received on the scheduled payment dates.
(7) Coupon rate may change periodically.
(8) Participation interests were acquired through the financial institution indicated parenthetically.
(9) Represents a zero coupon bond that may convert to a coupon-bearing security at a later date.
(10) As of September 30, 2004, the net unrealized foreign currency contracts payable consists of the following:


Abbreviations
Securities:
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
GDS = Global Depositary Shares

Non-U.S. currency:
CZK - Czech Koruna
EUR - Euro
JPY - Japanese Yen
MXN - Mexican Peso
TRL - Turkish Lira
TWD - Taiwan New Dollar
ZAR - South African Rand

FEDERAL INCOME TAX INFORMATION
As of September 30, 2004, the cost of investment securities, excluding forward currency contracts, and cash denominated in non-U.S. currencies for federal income tax reporting purposes was $10,366,849,000. Net unrealized appreciation on investments, excluding forward currency contracts, aggregated $5,079,004,000, net of accumulated deferred taxes totaling $5,000, of which $5,790,458,000 related to appreciated securities and $711,454,000 related to depreciated securities.


                                                                 Contract amount                      U.S. valuation
                                                 ---------------------------------------------------------------------------
                                                                                                                   Unrealized
                                                                                                                  (depreciation)
                                                                Non-U.S.                U.S.     Amount            appreciation
                                                                 (000)                  (000)    (000)                 (000)
-----------------------------------------------------------------------------------------------------------------------------
Sales:
Czech Koruna to Euro expiring 12/10/04-2/28/05            CZK 1,607,260/EUR 50,222   $  62,400  $  63,122           $   (722)
Mexican Peso to U.S. Dollar expiring 12/22-12/23/04              MXN478,150             40,380     41,388             (1,008)
South African Rand  to U.S. Dollar expiring 10/15/04-8/17/05    ZAR2,005,988           301,050    308,798             (7,748)
                                                                                                             ----------------

Foreign currency contracts ---net                                                                                    $(9,478)
                                                                                                            ================




                                                                                                        Dividend
                                                                                                       and interest  Market value
                                           Beginning      Purchases/        Sales/          Ending       income     of affiliates
                Issuer                      shares         additions      reductions        shares        (000)         (000)
------------------------------------------------------------------------------------------------------------------------------------

Affiliated issuers:
Anhui Conch Cement                           39,937,000         260,000               -     40,197,000         $ -          $57,489
BYD                                          13,299,000               -               -     13,299,000           -           40,428
Cummins India                                10,446,937               -               -     10,446,937         454           28,531
Embotelladora Andina                          6,429,023               -               -      6,429,023         173           79,315
Housing Development Finance                  16,637,984               -       3,716,808     12,921,176       4,920          172,329
Ivanhoe Mines                                17,189,000               -               -     17,189,000           -           96,843
LG Cable                                      1,629,160               -               -      1,629,160           -           24,912
Mvelaphanda Resources                         9,142,000       1,999,377               -     11,141,377           -           32,585
S P Setia Berhad                             34,837,100               -               -     34,837,100         396           33,920
Tele Norte Celular Participacoes          9,215,384,539               -               -  9,215,384,539           -            6,522
Tong Ren Tang Technologies                    5,529,900               -               -      5,529,900           -           12,058
Tong Yang Industry                           21,298,340         634,903               -     21,933,243         896           33,252
UMW Holdings                                 25,827,796               -       1,419,000     24,408,796         416           33,402
Wumart Stores                                 6,460,000         275,000               -      6,735,000           -           13,303

Affiliated private equity funds/private placements:
Baring Vostok Private Equity Fund            13,087,057               -               -     13,087,057           -           16,184
Capital International Global Emerging
Markets Private Equity Fund                      56,000               -               -         56,000          85           31,383
Hidroneuquen                                 28,022,311               -               -     28,022,311           -              873
New Asia East Investment Fund                 4,089,609               -               -      4,089,609           3            6,298
New Europe East Investment Fund                     436               -               -            436           -            8,190
New GP Capital Partners                          27,000               -               -         27,000           -            5,259
Pan Asia Special Opportunities Fund             600,000               -               -        600,000           -            5,202
Seres Capital                                        10               -               -             10          59              161
South African Private Equity Fund III, LP        29,008               -               -         29,008           -           22,418
Vietnam Enterprise Investments                7,888,071               -               -      7,888,071           -           10,097

Unaffiliated issuers(1):
Advanced Semiconductor Engineering          195,145,191      10,374,773      14,400,000    191,119,964           -                -
Hyundai Development                           4,443,274               -       2,766,900      1,676,374           -                -
LG Engineering & Construction                 2,589,070               -         505,010      2,084,060           -                -
Shanghai Forte Land                          55,154,000               -      55,154,000              -          85                -
                                                                                                       -----------------------------
                                                                                                            $7,487         $770,954
                                                                                                       =============================

(1)Affiliated during the period but no longer affiliated at September 30, 2004


ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMERGING MARKETS GROWTH FUND, INC.


By /s/ Shaw B. Wagener
----------------------------------
Shaw B. Wagener, President and PEO

Date: November 26, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Shaw B. Wagener
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Shaw B. Wagener, President and PEO

Date: November 26, 2004



By /s/ Michael A. Felix
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Michael A. Felix, Treasurer and PFO

Date: November 26, 2004